Long Term Debt (LLC) - Schedule of Principal Maturities on Long Term Debt (Details) $ in Thousands	Jun. 30, 2025 USD ($)
Debt Disclosure [Abstract]
2026	$ 5,173
2027	5,173
2028	5,173
2029	5,173
2030	490,420
Total debt, net of discount and deferred financing costs	$ 511,112